INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 25 — INCOME TAXES

The Company’s current and deferred income tax provision (benefits) are as follows:

	December 31,
	2021	2020
Current income tax provision (benefit) expense
Federal	$—	$—
State	—	—
Current	$—	$—
Deferred income tax provision (benefit) expense
Federal	$(1,107,490)	$(384,419)
State	(37,908)	(2,386,715)
Deferred	$(1,145,398)	$(2,771,134)
Change in valuation allowance
Federal	$1,145,789	$291,311
State	36,965	2,342,748
Change in valuation allowance	1,182,754	2,634,059
Income tax provision (benefit)	$37,356	$(137,075)

During the preparation of the consolidated financial statements as of and for the year ended December 31, 2021, the Company identified certain immaterial errors related to its accounting for income taxes. Specifically, for the year ended December 31, 2020, the Company used a blended state rate for the estimate of future tax rate in the calculation of the state specific deferred tax assets and liabilities. This blended rate was also used for the calculation of the state net operating losses deferred tax asset, instead of a rate specific to each jurisdiction as required by ASC 740. During the year ended December 31, 2021, the Company revised the tax rate used to calculate the state net operating loss deferred tax asset for the year ending December 31, 2020, resulting in a lower deferred tax asset and a corresponding lower valuation allowance in the amount of $1,794,491 for the year ending December 31, 2020.

The errors did not impact revenue or loss from operations in the consolidated statement of operations, or net cash used in operations reported in the consolidated statement of cash flows for any of those periods. As the Company has a valuation allowance on all of the deferred tax assets, this revision had no impact on the balance sheets, statements of operations or statements of cash flows as of and for the years ended December 31, 2021 and 2020.

As of December 31, 2021, the Company has approximately $46,675,025 of net operating loss carryforwards for U.S. federal income tax purposes that begin to expire in 2028. Federal net operating losses generated after December 31, 2017 have an indefinite life and do not expire. Additionally, the Company has approximately $26,228,552 of net operating loss carryforwards for Florida state income tax purposes that begin to expire in 2029, approximately $14,974,447 of California net operating loss carryforwards that begin to expire in 2032, and approximately $3,366,348 and $3,886,621 of New York and New York City net operating loss carryforwards that begin to expire in 2038, approximately $528,460 of Illinois net operating loss carryforwards that begin to expire in 2039, and approximately $1,065,218 of Massachusetts net operating loss carryforwards that begin to expire in 2038. Utilization of net operating losses and tax credit carryforwards may be subject to an annual limitation provided by the Internal Revenue Code of 1986, as amended, and similar state provisions. Further, a portion of the carryforwards may expire before being applied to reduce future income tax liabilities. In assessing the ability to realize the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income during the periods in which these temporary differences become deductible. Management believes it is more likely than not that the deferred tax asset will not be realized and has recorded a net valuation allowance of $18,569,545 and $17,312,519 as of December 31, 2021 and 2020, respectively.

A reconciliation of the federal statutory tax rate with the effective tax rate from continuing operations is as follows:

	December 31,
	2021	2020
Federal statutory tax rate	21.0%	21.0%
PPP loan forgiveness	10.6%	0.0%
Change in fair value of contingent consideration	(12.4)%	(0.6)%
Change in fair value of derivative liabilities	(10.4)%	0.0%
State income taxes, net of federal income tax benefit	0.0%	2.4%
Change in state tax rate	1.3%	31.2%
Return to provision adjustment	(0.6)%	(1.0)%
Business combination	0.4%	6.8%
Other	(0.8)%	1.9%
Change in valuation allowance	(9.7)%	(50.2)%
Effective tax rate	(0.6)%	7.7%

As of December 31, 2021 and 2020, the Company does not have any material unrecognized tax benefits and accordingly has not recorded any interest or penalties related to unrecognized tax benefits. The Company does not believe that unrecognized tax benefits will significantly change within the next twelve months. The Company and its subsidiaries file Federal, California, Florida, Illinois, Massachusetts, New York State, and New York City income tax returns. These returns remain subject to examination by taxing authorities for all years after December 31, 2018.

During the year ended December 31, 2020, the Company assessed its status as primary beneficiary of the Max Steel VIE and determined that it was no longer the primary beneficiary (see Note 16 - Variable Interest Entities). As a result, the Company removed the tax assets and liabilities allocable to the VIE from its balance sheet. The net effect of the removal of these was zero, as the valuation allowance against the Max Steel deferred tax assets was removed as well with the deconsolidation.

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the basis of certain assets and liabilities for financial and tax reporting. The deferred taxes represent the future tax consequences of those differences, which will either be deductible or taxable when the assets and liabilities are recovered or settled.